UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
CONSUMER DISCRETIONARY — 14.3%
Comcast, Cl A	88,700	$4,941,477
TJX	105,700	7,530,068
Twenty-First Century Fox	154,495	4,186,815
Walt Disney	67,004	6,420,323

		23,078,683

CONSUMER STAPLES — 16.6%
Anheuser-Busch InBev ADR	37,100	4,668,664
Coca-Cola	89,500	3,841,340
CVS Health	88,921	8,588,879
PepsiCo	57,000	5,660,100
Procter & Gamble	48,600	3,970,134

		26,729,117

ENERGY — 8.1%
Chevron	43,500	3,761,445
Exxon Mobil	56,402	4,390,896
Schlumberger	68,600	4,957,722

		13,110,063

FINANCIAL SERVICES — 14.9%
American Express	88,000	4,708,000
BlackRock, Cl A	18,200	5,719,532
JPMorgan Chase	101,900	6,063,050
Wells Fargo	147,995	7,433,789

		23,924,371

HEALTH CARE — 17.5%
AmerisourceBergen, Cl A	31,300	2,803,228
Becton Dickinson	38,100	5,538,597
Johnson & Johnson	64,450	6,731,158
Medtronic	82,500	6,263,400
UnitedHealth Group	58,900	6,782,924

		28,119,307

INDUSTRIAL — 12.2%
Eaton	85,000	4,293,350
Union Pacific	70,100	5,047,200
United Technologies	64,960	5,696,342
W.W. Grainger	23,500	4,622,215

		19,659,107

INFORMATION SERVICES — 13.3%
Accenture, Cl A	65,155	6,876,459
Apple	52,830	5,142,472
MasterCard, Cl A	47,900	4,264,537
Oracle	140,400	5,097,924

		21,381,392

MATERIALS — 2.3%
E.I. du Pont de Nemours	71,064	3,749,336

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value

TOTAL COMMON STOCK (Cost $126,899,401)		$159,751,376

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.280% (A) (Cost $1,743,445)	1,743,445	1,743,445

TOTAL INVESTMENTS — 100.3% (Cost $128,642,846)†		$161,494,821

Percentages are based on Net Assets of $160,996,923.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
ADR	American Depositary Receipt
Cl	Class
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $128,642,846, and the unrealized appreciation and depreciation were $38,607,767 and $(5,755,792), respectively.

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016